Business combinations and acquisition of non-controlling interests - Summary of Fair Values of Identifiable Assets and Liabilities at Youthstream Acquisition (Detail) - Youthstream [Member] - EUR (€)
€ in Thousands
	12 Months Ended
	Dec. 31, 2019	Feb. 28, 2019
Assets
Cash and cash equivalents	€ 6,058
Trade and other receivables	6,940
Other assets	742
Property, plant and equipment	634
Intangible assets	50,738
Liabilities
Trade and other payables	1,927
Contract Liabilities	12,134
Accrued expenses	154
Deferred tax liabilities	14,207
Total identifiable net assets at fair value	36,690
Goodwill arising on acquisition	69,467
Purchase consideration	106,157
Purchase consideration
Cash and cash equivalents	93,723
Contingent consideration	12,434	€ 12,434
Total consideration	106,157
Analysis of Cash Flows on Acquisition [Abstract]
Cash and cash equivalents held by the acquired subsidiaries	6,058
Cash paid for the acquired subsidiaries	(80,000)
Net cash flows on acquisition	€ (73,942)